CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 20,544	$ 2,370
Trade accounts receivable	8	76
Prepayments and other	1,314	581
Inventories	1,026	671
Vessels held for sale (Note 4c)	0	71,636
Total current assets	22,892	75,334
FIXED ASSETS:
Advances for vessels under construction (Note 4a)	0	30,579
Vessels, net (Note 4b)	389,059	156,585
Right of use assets from operating leases (Note 6)	28,708	37,279
Other fixed assets, net	505	534
Total fixed assets	418,272	224,977
OTHER NON CURRENT ASSETS:
Restricted cash (Note 6 and 7)	4,000	4,000
Investments in unconsolidated joint ventures (Note 17)	22,173	24,477
Deposit asset (Note 19)	2,000	2,000
Total non-current assets	28,173	30,477
Total assets	469,337	330,788
CURRENT LIABILITIES:
Current portion of long-term debt (Note 7)	12,344	7,205
Debt related to vessels held for sale (Note 7)	0	53,202
Due to related parties (Note 5)	237	29,755
Accounts payable	1,953	2,308
Accrued liabilities	2,061	1,145
Unearned revenue	7,030	3,658
Current portion of Operating lease liabilities (Note 6)	8,610	9,815
Total current liabilities	32,235	107,088
NON-CURRENT LIABILITIES:
Non-current portion of long term debt (Note 7)	221,370	90,163
Non-current portion of Operating lease liabilities (Note 6)	15,338	23,948
Other non-current liabilities	100	225
Vessel fair value participation liability (Note 7)	3,271	0
Total non-current liabilities	240,079	114,336
COMMITMENTS AND CONTINGENCIES (Note 8)
Total liabilities	272,314	221,424
MEZZANINE EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; 13,452 Series E Shares issued and outstanding at December 31, 2021 and 13,452 Series E Shares and 5,850,748 Series F Shares issued and outstanding at December 31, 2022 (Note 12)	59	0
Preferred stock, Paid-in capital in excess of par	86,292	16,142
Total mezzanine equity	86,351	16,142
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2021 and 2022 (Note 9)	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 1,991,598 and 10,294,906 shares issued and outstanding at December 31, 2021 and 2022 (Note 9)	103	20
Additional paid-in capital	428,374	429,955
Accumulated deficit	(317,806)	(336,754)
Total stockholders' equity	110,672	93,222
Total liabilities, mezzanine equity and stockholders' equity	$ 469,337	$ 330,788